Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Schedule of capital commitments

	31 December 2019	31 December 2018
	Successor (NFH)	Predecessor (HHH)

Contracted, but not provided for:
Property and equipment	398,189	643,175

Schedule of operating lease commitments

31 December 2018
Buildings:
- Within 1 year	194,603
- Within 1 year to 5 years	666,297
- Over 5 years	1,781,705
2,642,605